Debt and Equity Securities - Maturity of Amortized Cost and Estimated Market Value of Debt Securities (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Investments, Debt and Equity Securities [Abstract]
Securities Held-to-maturity, Due in one year or less, Amortized Cost	$ 3,594
Securities Held-to-maturity, Due after one year through five years, Amortized Cost	7,218
Securities Held-to-maturity, Due after five years through ten years, Amortized Cost	8,809
Securities Held-to-maturity, Due after ten years, Amortized Cost	2,973
Securities Held-to-maturity, Gross Amortized Cost	22,594
Securities Held-to-maturity, Mortgage-backed securities, Amortized Cost	9,886
Securities Held-to-maturity, Amortized Cost	32,480	$ 36,624
Securities Held-to-maturity, Due in one year or less, Estimated Market Value	3,591
Securities Held-to-maturity, Due after one year through five years, Estimated Market Value	7,229
Securities Held-to-maturity, Due after five years through ten years, Estimated Market Value	8,652
Securities Held-to-maturity, Due after ten years, Estimated Market Value	2,878
Securities Held-to-maturity, Gross Estimated Market Value	22,350
Securities Held-to-maturity, Mortgage-backed securities, Estimated Market Value	9,761
Securities Held-to-maturity, Estimated Market Value	32,111	36,145
Securities Available-For-Sale, Due in one year or less, Amortized Cost	100
Securities Available-For-Sale, Due after one year through five years, Amortized Cost	16,770
Securities Available-For-Sale, Due after five years through ten years, Amortized Cost	68,004
Securities Available-For-Sale, Due after ten years, Amortized Cost	27,013
Securities Available-For-Sale, Gross Amortized Cost	111,887
Securities Available-For-Sale, Mortgage-backed securities, Amortized Cost	226,562
Securities Available-For-Sale, Amortized Cost	338,449	319,201
Securities Available-For-Sale, Due in one year or less, Estimated Market Value	100
Securities Available-For-Sale, Due after one year through five years, Estimated Market Value	16,495
Securities Available-For-Sale, Due after five years through ten years, Estimated Market Value	66,277
Securities Available-For-Sale, Due after ten years, Estimated Market Value	26,320
Securities Available-For-Sale, Gross Estimated Market Value	109,192
Securities Available-For-Sale, Mortgage-backed securities, Estimated Market Value	223,524
Securities Available-For-Sale, Estimated Market Value	$ 332,716	$ 312,585